Subsequent events (Details Narrative)			1 Months Ended
	Jun. 09, 2026	Feb. 04, 2025 SEK (kr)	Dec. 23, 2025 USD ($)	Feb. 26, 2026 SEK (kr) kr / shares	Feb. 20, 2026 kr / shares
Notes and other explanatory information [abstract]
Purchase price | $			$ 3,714,586
Exercise price | kr / shares					kr 10.79
Commitments				kr 113,300,000
Warrants per share | kr / shares				kr 0.5
Equity value				kr 1,350,000
Default interest		kr 9,552,778
Legal costs		kr 9,312,597
Subsequent event, description	On June 9, 2026, the Company consummated the previously announced business combination with Legato III, pursuant to the business combination agreement that was signed on November 12, 2025, by and among Einride AB, Einride Cayman Sub Limited (“Merger Sub”), and Legato Merger Corp. III (“Legato III”). In connection with the business combination, Legato III merged with and into Merger Sub, whereupon Legato III ceased to exist, with Merger Sub surviving as a wholly owned subsidiary of Einride. As a result of the business combination, each issued and outstanding Legato III ordinary share was cancelled and automatically exchanged for one ordinary share of the Company in the form of one ADS, and each Legato III warrant was automatically converted into one warrant of the Company, with each whole warrant exercisable for one ordinary share of the Company in the form of one ADS at an exercise price of $11.50 per share. In connection with the consummation of the business combination, holders of 16,596,675 Legato III public shares exercised their right to redeem their shares for cash at a redemption price of $10.078 per share, for an aggregate redemption amount of $183.9 million, representing approximately 98.3% of the total Legato III public shares then outstanding. Upon consummation of the business combination, the Company also consummated the PIPE investment contemplated by the PIPE subscription agreements. Pursuant to the PIPE subscription agreements, the Company sold an aggregate of 12,235,420 PIPE ADSs to the PIPE investors for an aggregate purchase price of $113.3 million. In addition, the PIPE investors received warrants to purchase an aggregate of 18,353,130 ADSs. Pursuant to the PIPE subscription agreements, at the Closing, certain of the initial shareholders of Legato III transferred to one PIPE investor 553,471 of the founder shares held by them (which were exchanged for ADSs in the merger), and the Company issued to another PIPE investor an additional 1,400,000 PIPE ADSs